Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers as equity-settled share-based payment - Directors And Service Providers [Member]
₪ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Share-Based Compensation (Details) - Schedule of services received from employees, directors and service providers as equity-settled share-based payment [Line Items]
Research and development	₪ 1,045	$ 336	₪ 2,056	₪ 1,907
Marketing, general and administrative	7,859	2,527	7,416	1,777
Total share-based compensation	₪ 8,904	$ 2,863	₪ 9,472	₪ 3,684